01.31 Fidelity Advisor Series Stock Selector Large Cap Value Fund PRO-05 | Fidelity Advisor® Series Stock Selector Large Cap Value Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Series Stock Selector Large Cap Value Fund}
01.31 Fidelity Advisor Series Stock Selector Large Cap Value Fund PRO-05
Fidelity Advisor® Series Stock Selector Large Cap Value Fund
Fidelity Advisor Series Stock Selector Large Cap Value Fund-Default

Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity Advisor® Series Stock Selector Large Cap Value Fund}
01.31 Fidelity Advisor Series Stock Selector Large Cap Value Fund PRO-05
Fidelity Advisor® Series Stock Selector Large Cap Value Fund
Fidelity Advisor Series Stock Selector Large Cap Value Fund-Default
USD ($)

1 year	none
3 years	none
5 years	none
10 years	none